LONG-TERM INVESTMENTS - Total unrealized and realized gains and losses of equity investments without readily determinable fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Equity Securities without Readily Determinable Fair Value [Line Items]
Gross unrealized gains	¥ 58,643	$ 9,202	¥ 18,687	¥ 14,155
Gross unrealized losses (including impairment)	(5,000)	(784)
Net unrealized gains on equity securities held	53,643	8,418	18,687	14,155
Net realized gains on equity securities sold	247,145	38,782	5,658
Total net gains recognized	300,788	47,200	24,345	14,155
Gross unrealized losses (downward adjustments excluding impairment)	0		0	0
Impairment losses	5,000	784	¥ 0	¥ 0
Other Expense [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Gross unrealized losses (including impairment)	¥ (5,000)	$ (784)